Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2022	December 31, 2021

Receivable from contracts with customers	92,449	55,704
Receivable from contracts with customers - TI Pool	117,619	139,672
Accrued income	13,702	8,480
Accrued interest	664	580
Deferred charges	26,796	22,083
Deferred fulfillment costs	1,592	1,156
Other receivables	8,640	7,977
Lease receivables	1,971	2,091
Derivatives	—	2
Total trade and other receivables	263,433	237,745